DEFERRED TAXES (Details) - Schedule of Effective Income Tax Rate Reconciliation - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Income tax benefit at statutory rate	$ (11,151,890)	$ (2,987,334)
State income tax benefit, net of Federal benefit	(1,518,625)	(406,805)
Amortization of debt discount	313,871	655,669
Loss (gain) on derivative	8,681,320	(81,368)
Loss on extinguishment of debt	838,379
Other	2,377	1,440
Valuation allowance	$ 2,834,568	$ 2,818,398